Total Equity (Tables)	12 Months Ended
Dec. 31, 2019
Total Equity
Schedule of Number of Shares

	Issued	Treasury
Millions	Capital	Shares
1/1/2017	1,228.5	-29.9
Purchase of treasury shares	0	-5.4
Reissuance of treasury shares under share-based payments	0	0.2
12/31/2017	1,228.5	-35.1
Reissuance of treasury shares under share-based payments	0	0.2
12/31/2018	1,228.5	-34.9
12/31/2019	1,228.5	-34.9

Schedule of Other Components of Equity

€ millions	Exchange	Available-for-Sale	Cash Flow	Total
	Differences	Financial Assets	Hedges/Cost of
			Hedging
1/1/2017	3,062	292	-8	3,345
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	-2,732	-135	29	-2,838
12/31/2017	330	157	21	508
Adoption of IFRS 9	0	-158	-3	-160
1/1/2018	330	0	18	347
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	910	0	-23	887
12/31/2018	1,239	0	-5	1,234
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	537	0	-1	536
12/31/2019	1,776	0	-6	1,770